Coronavirus Loans (Details Narrative)	Jul. 16, 2020 USD ($)	Jul. 16, 2020 GBP (£)	May 08, 2020 USD ($)	Apr. 20, 2020 GBP (£)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Notes payable current					$ 58,255	$ 121,848
Notes payable long term					294,625	320,626	$ 121,848
Global Telesat Communications Limited [Member] | GBP [Member] | Maximum [Member]
Loan | £				£ 250,000
Coronavirus Loans [Member]
Notes payable current						51,686
Notes payable long term						292,889
Coronavirus Loans [Member] | First Repayment [Member]
Prepayment of balance of debentures percentage	Voluntary prepayments are allowed with 5 business days' written notice and the amount of the prepayment is equal to 10% or more of the Limit or, if less, the balance of the debenture.	Voluntary prepayments are allowed with 5 business days' written notice and the amount of the prepayment is equal to 10% or more of the Limit or, if less, the balance of the debenture.
Coronavirus Loans [Member] | Lenders [Member]
Loan	$ 344,575
Loan term	6 years	6 years
Interest rate		3.99%
Loan maturity date	Jul. 15, 2026	Jul. 15, 2026
Coronavirus Loans [Member] | GBP [Member] | First Repayment [Member]
Notes payable long term | £		£ 4,167
Coronavirus Loans [Member] | GBP [Member] | Lenders [Member]
Loan | £		£ 250,000
Coronavirus Loans [Member] | GBP:USD [Member] | Lenders [Member]
Foreign currency translation rate		1.3783
Payroll Protection Program [Member] | Coronavirus Loans [Member]
Loan			$ 20,832
Loan term			2 years
Interest rate			1.00%
Notes payable current					19,096	15,624
Notes payable long term					$ 1,736	$ 5,208